Average Annual Total Returns - FidelityMidCapValueFund-RetailPRO - FidelityMidCapValueFund-RetailPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2025
Fidelity Mid Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.39%
Past 5 years	11.17%
Past 10 years	7.89%
Fidelity Mid Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.34%
Past 5 years	9.70%
Past 10 years	6.44%
Fidelity Mid Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.89%
Past 5 years	8.59%
Past 10 years	6.00%
RS013
Average Annual Return:
Past 1 year	13.07%
Past 5 years	8.59%
Past 10 years	8.10%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%